NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

P. William Slattery
Vice President
Listing Qualifications

CERTNAS
001-34738

<u>*By Facsimile and First Class Mail*</u>

May 10, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 7, 2010 The Nasdaq Stock Market (the "Exchange") received from Kingtone Wirelessinfo Solution Holding Ltd (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American Depositary Shares, each representing
one Ordinary Shares

Ordinary Shares, par value US$0.001 per share*

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

* Not for trading, but only in connection with the registration of American Depositary Shares.